Leases - Lease Assets by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of operating segments [line items]
Lease assets	$ 1,645	$ 1,789	$ 1,539
Operating segments | North America
Disclosure of operating segments [line items]
Lease assets	345	300
Operating segments | North Sea
Disclosure of operating segments [line items]
Lease assets	7	38
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Lease assets	126	154
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Lease assets	1,080	1,191
Head office
Disclosure of operating segments [line items]
Lease assets	$ 87	$ 106